ACCOUNTING PRINCIPLES AND POLICIES - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2021 $ / €
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Closing foreign exchange rate	1.1334	1.2280	1.1214	1.1334
Average foreign exchange rate	1.1860	1.1426	1.1205